Fees Summary	Feb. 20, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 500,000,000
Previously Paid Amount	22,040
Total Fee Amount	67,970
Total Offset Amount	0
Net Fee	$ 45,930